Statement of Changes in Net Assets Available for Benefits - EBP 011 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 63,776,043
Employer	31,248,674
Rollover	10,355,672
Total contributions	105,380,389
Investment Income
Interest and dividends	25,495,433
Net appreciation in fair value of investments	183,490,584
Net investment income	208,986,017
Interest income on notes receivables from participants	1,582,329
Total Investment Income	315,948,735
Deductions from Net Assets Attributed To:
Benefits paid to participants	146,358,385
Deemed distributions	53,197
Administrative Expenses	769,565
Deductions from Net Assets	147,181,147
Net Increase	168,767,588
Transfer of Assets to Plan	798
Transfer of Assets from Plan	(2,948)
Total transfer of assets	(2,150)
Net Assets Available for Benefits:
Beginning of year	1,392,895,670
End of year	$ 1,561,661,108